Note 19 - Revenue Recognition - Non-interest Income (Details) - USD ($)		3 Months Ended	12 Months Ended
		Dec. 31, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Revenues			$ 1,486,000		$ 1,610,000		$ 1,636,000
Gain on sale of mortgage and government loans			9,071,000	[1]	4,675,000	[1]	1,843,000
Net securities gains (losses)			4,000	[1]	(6,000)	[1]	(2,000)
Change in fair value of mortgage servicing rights			(258,000)	[1]	26,000	[1]	(31,000)
Increase in cash surrender value of life insurance			390,000	[1]	395,000	[1]	397,000
Litigation settlement		$ 1,980,000	1,980,000	[1]		[1]
Net loan servicing fees	[1]		327,000		375,000
Other non-interest income			312,000		728,000
Total non-interest income			15,048,000		9,428,000		$ 6,099,000
Deposit Account [Member]
Revenues			1,486,000		1,610,000
Credit and Debit Card [Member]
Revenues			1,443,000		1,388,000
Investment Advisory, Management and Administrative Service [Member]
Revenues			$ 293,000		$ 237,000

[1]	Not within the scope of ASC 606